Supplementary Information to the Statements of Comprehensive Income	12 Months Ended
Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [text block] [Abstract]
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE INCOME

NOTE 15:- SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE INCOME

a.	Research and development expenses, net of participations:

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2018	2019	2020	2020
	N I S			U.S. dollars

Clinical trial phase 3	53,678	52,825	31,519	9,804
Materials and subcontractors	12,287	5,946	9,193	2,859
Salaries and related expenses	4,214	5,384	5,532	1,721
Share-based payment	119	1,907	2,056	640
Patent registration fees	399	278	314	98
Rentals and maintenance of laboratory	1,028	970	958	298
Depreciation	195	1,293	1,887	587
Other	136	42	2	-	*)

	72,056	68,645	51,463	16,007

Participation by IIA and UNISEC	(143)	-	-	-

	71,913	68,645	51,463	16,007

b.	Marketing, general and administrative expenses:

Salaries and related expenses	1,136	3,216	2,569	799
Share-based payment	141	1,777	7,416	2,307
Professional services	3,275	3,582	3,645	1,134
Rentals, office expenses and maintenance	343	323	313	97
Depreciation	65	352	551	171
Other	194	456	2,193	682

	5,154	9,706	16,687	5,190

*)	Represents less than NIS\USD 1.

c.	Financial income and expense:

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2018	2019	2020	2020
	N I S			U.S. dollars
Financial income:

Interest income on deposits	100	4	2	-	*)
Exchange differences, net	827	-	1,714	533
Revaluation of IIA Liability	-	-	2,127	662
Revaluation of warrants	2,009	-	-	-

	2,936	4	3,843	1,195
Financial expenses:

Exchange differences, net	-	4,373	-	-
Lease holding finance expense	-	666	479	149
Revaluation of warrants	-	11,400	14,467	4,500
Finance expenses in respect of loans from others	9,202	14,083	643	200
Finance expenses in respect of government grants	4,343	169	-	-
Bank commissions and other financial expenses	51	156	43	14

	13,596	30,847	15,632	4,863

*)	Represents less than NIS\USD 1.